Business combinations (Details) - BRL (R$) R$ in Thousands					12 Months Ended
		May 23, 2022	Apr. 05, 2022	Mar. 04, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Indemnification assets recognised as of acquisition date	[1]				R$ 145,300	R$ 135,355
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					R$ 13,030
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents				R$ 298
Restricted Cash				1,705
Other Assets As Of Acquisition Date				266
Property, plant and equipment recognised as of acquisition date				37
Identifiable intangible assets recognised as of acquisition date				20,299
Total				22,605
Trade and other payables recognised as of acquisition date				705
Labor And Social Obligations As Of Acquisition Date				79
Taxes Payable As Of Acquisition Date				1,182
Advances From Customers As Of Acquisition Date				6,185
Other Liabilities As Of Acquisition Date
Total				8,151
Indemnification assets recognised as of acquisition date				14,454
Goodwill recognised as of acquisition date				12,335
Consideration transferred, acquisition-date fair value				26,789
Cash transferred				14,952
Contingent consideration recognised as of acquisition date				11,074
Consideration To Be Transferred				763
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				227
Cash and cash equivalents in subsidiary or businesses acquired or disposed				14,654
Net of cash flow on acquisition				R$ 14,881
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents			R$ 3,648
Restricted Cash			1,350
Other Assets As Of Acquisition Date			1
Property, plant and equipment recognised as of acquisition date			43
Identifiable intangible assets recognised as of acquisition date			28,655
Total			33,697
Trade and other payables recognised as of acquisition date			1,703
Labor And Social Obligations As Of Acquisition Date			60
Taxes Payable As Of Acquisition Date			352
Advances From Customers As Of Acquisition Date			3,893
Other Liabilities As Of Acquisition Date
Total			6,008
Indemnification assets recognised as of acquisition date			27,689
Goodwill recognised as of acquisition date			14,324
Consideration transferred, acquisition-date fair value			42,013
Cash transferred			34,924
Contingent consideration recognised as of acquisition date			7,422
Consideration To Be Transferred			(333)
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			274
Cash and cash equivalents in subsidiary or businesses acquired or disposed			31,276
Net of cash flow on acquisition			R$ 31,550
Glic [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		R$ 151
Restricted Cash		94
Other Assets As Of Acquisition Date		36
Property, plant and equipment recognised as of acquisition date
Identifiable intangible assets recognised as of acquisition date		15,395
Total		15,676
Trade and other payables recognised as of acquisition date		1
Labor And Social Obligations As Of Acquisition Date
Taxes Payable As Of Acquisition Date		91
Advances From Customers As Of Acquisition Date
Other Liabilities As Of Acquisition Date		574
Total		666
Indemnification assets recognised as of acquisition date		15,010
Goodwill recognised as of acquisition date		15,587
Consideration transferred, acquisition-date fair value		30,597
Cash transferred		21,602
Contingent consideration recognised as of acquisition date		8,995
Consideration To Be Transferred
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		222
Cash and cash equivalents in subsidiary or businesses acquired or disposed		21,451
Net of cash flow on acquisition		R$ 21,673

[1]	Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of certain subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.